SCHEDULE OF OUTSTANDING SHARE PURCHASE WARRANTS EXPIRE (Details) (Parenthetical)	3 Months Ended		12 Months Ended
	Jun. 30, 2025		Mar. 31, 2025
Warrants Expire Eight [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Apr. 29, 2026		Aug. 15, 2025
Warrants Expire Eight [Member] | Pre-Consolidation Exercise Terms [Member]
Class of Warrant or Right [Line Items]
Warrants description			Pre-Consolidation exercise terms: 1 warrant + CAD$1.00 ($0.6956 at balance sheet rate) = 1 Class A Subordinate Voting share.
Warrants Expire Eight [Member] | Post-Consolidation Exercise Terms [Member]
Class of Warrant or Right [Line Items]
Warrants description			Post-Consolidation Exercise Terms: 27 Warrants + CAD$27.00 ($18.78 at balance sheet rate) = 1 New Class A Subordinate Voting share.
Warrants Expire Fifteen [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Dec. 22, 2026		Jul. 06, 2026 [1]
Warrants Expire Fifteen [Member] | Pre-Consolidation Exercise Terms [Member]
Class of Warrant or Right [Line Items]
Warrants description			Pre-Consolidation Exercise Terms: 1 Warrant + CAD$2.55 ($1.77 at balance sheet rate) = 1 Class A Subordinate Voting share.
Warrants Expire Fifteen [Member] | Post-Consolidation Exercise Terms [Member]
Class of Warrant or Right [Line Items]
Warrants description			Post-Consolidation Exercise Terms: 27 Warrants + CAD$68.85 (47.89 at balance sheet rate) = 1 New Class A Subordinate Voting share.
Warrants Expire Four [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Aug. 15, 2025	[2]	Jun. 16, 2025
Warrants Expire Four [Member] | Pre-Consolidation Exercise Terms [Member]
Class of Warrant or Right [Line Items]
Warrants description	Pre-Consolidation exercise terms: 1 warrant + CAD$1.00 ($0.7330 at balance sheet rate) = 1 Class A Subordinate Voting share.
Warrants Expire Four [Member] | Post-Consolidation Exercise Terms [Member]
Class of Warrant or Right [Line Items]
Warrants description	Post-Consolidation Exercise Terms: 27 Warrants + CAD$27.00 ($19.79 at balance sheet rate) = 1 New Class A Subordinate Voting share.
Warrants Expire Eleven [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Jul. 06, 2026	[3]	Apr. 17, 2026
Warrants Expire Eleven [Member] | Pre-Consolidation Exercise Terms [Member]
Class of Warrant or Right [Line Items]
Warrants description	Pre-Consolidation Exercise Terms: 1 Warrant + CAD$2.55 ($1.87 at balance sheet rate) = 1 Class A Subordinate Voting share.
Warrants Expire Eleven [Member] | Post-Consolidation Exercise Terms [Member]
Class of Warrant or Right [Line Items]
Warrants description	Post-Consolidation Exercise Terms: 27 Warrants + CAD$68.85 ($50.47 at balance sheet rate) = 1 New Class A Subordinate Voting share.

[1]	Warrants expiring July 6, 2026
[2]	Warrants expiring August 15, 2025:
[3]	Warrants expiring July 6, 2026